Expense Example - Class A C Shares - Alger Emerging Markets Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	674	1,060	1,542	2,867	333	794	1,457	3,232